Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Computation Of Outstanding Shares For Basic EPS

The computations of outstanding shares for basic EPS as of December 31, 2015 and 2014 were as follows:

	As of December 31,
	2015	2014
	Number of ordinary shares
Ordinary shares issued	203,411,207	212,318,291
Treasury shares	(3,069,003)	—
Ordinary shares outstanding	200,342,204	212,318,291
Unvested restricted stock	(3,030,724)	(232,140)
Ordinary shares outstanding for basic EPS	197,311,480	212,086,151

Computations Of Basic And Diluted Earnings Per Share

The computations of basic and diluted EPS for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Year Ended December 31,
	2015	2014	2013
Net income for the computation of basic EPS	$1,178,730	$810,447	$292,410
Weighted average ordinary shares outstanding - basic	203,850,828	175,912,662	113,463,813
Basic EPS	$5.78	$4.61	$2.58

	Year Ended December 31,
	2015	2014	2013
Net income for the computation of diluted EPS	$1,178,730	$810,447	$292,410
Weighted average ordinary shares outstanding - diluted	206,224,135	178,684,989	115,002,458
Diluted EPS	$5.72	$4.54	$2.54